COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

16.	COMMITMENTS AND CONTINGENCIES

The Company had commitments with its main subcontract manufacturers under various purchase orders and forecast arrangements of $85.4 million at December 31, 2022, the majority of which have expected delivery dates during the next six months.

Certain officers of the Company have change in control payments that they would be entitled to receive in the event of a change in control.

The Company’s operating leases consist of various office facilities. The Company uses a portfolio approach to account for such leases due to the similarities in characteristics and apply an incremental borrowing rate equal to the average interest rate of the Company’s existing debt facilities. The Company’s office leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. The Company accounts for lease components (e.g. fixed payments including rent, real estate taxes and common area maintenance costs) as a single lease component. Some of our leases include one or more options to renew the lease term at our sole discretion. The Company has included in the calculation of the Company’s lease liability or right-of-use lease assets options to renew that are reasonably certain of exercise.

The presentation of right-of-use assets and lease liabilities in the Company’s consolidated balance sheets is as follows (in thousands):

		December 31,
Leases	Classification	2022	2021
Assets
Operating lease assets	Right-of-use lease asset, net(1)	$5,697	$6,585
Total leased assets		$5,697	$6,585

Liabilities
Current
Operating	Other accrued expenses	$2,923	$2,599
Noncurrent
Operating	Other long-term liabilities	3,063	4,160
Total lease liabilities		$5,986	$6,759

(1)	Operating right of-use lease assets are recorded net of accumulated amortization of $6.4 million and $5.2 million as of December 31, 2022 and 2021, respectively.

The Company has classified the lease components as follows (in thousands):

		Year Ended December 31,
Lease Cost	Classification	2022	2021
Operating lease cost	General and administrative	$2,830	$3,007
Amortization of right of use assets	General and administrative	2,557	2,450
Interest on lease liabilities	General and administrative	388	500
Total lease cost		$5,775	$5,957

Short-term lease costs amounted to $0.2 million for both years ended December 31, 2022 and 2021 and is included in general and administrative expenses in the consolidated statements of operations.

Future minimum lease payments for assets under non-cancellable operating lease agreements with original terms of more than one year as of December 31, 2022 are as follows (in thousands):

2023	$2,930
2024	2,901
2025	579
2026	15
2027	-
Thereafter	-
Total lease payments	6,425
Less: Interest	(439)
Present value of lease liabilities	$5,986

The weighted average remaining lease term at December 31, 2022 is as follows:

Weighted Average Remaining Lease Term (Years)	December 31, 2022
Operating leases	2.2 years

Weighted Average Discount Rate
Operating leases	6.95%

The Company had bank guarantees with its landlords and customers totalling $0.6 million as of both December 31, 2022 and 2021. The guarantees secure payment or performance obligations of the Company under contracts. At December 31, 2022, the Company had pledged cash to the banks as collateral for guarantees aggregating $0.1 million, which is substantially all recorded as other non-current assets.

In addition to the guarantees mentioned above, the Company has issued a guarantee to Tekes, the main public funding organization for research and development in Finland (See Note 13), for the repayment of loans taken out by its fully consolidated subsidiary, Airspan Finland Oy. These uncollateralized loans totalled $0.4 million at December 31, 2022, which includes $0.1 million of accrued interest.

Contingencies and Legal Proceedings

From time to time, the Company receives and reviews correspondence from third parties with respect to licensing their patents and other intellectual property in connection with the sale of the Company’s products. Disputes may arise with such third parties if an agreement cannot be reached regarding the licensing of such patents or intellectual property.

On October 14, 2019, Barkan Wireless IP Holdings, L.P. (“Barkan”) filed a suit against Sprint Corporation and related entities (“Sprint”) in the United States District Court for the Eastern District of Texas alleging patent infringement based in part on two of the Company’s products, Airave 4 and Magic Box Gold. See Barkan Wireless IP Holdings, L.P. v. Sprint Corporation et al, Case No. 2:19-cv-00336-JRG (E.D. Tex.). On March 26, 2021, after a settlement between Barkan and Sprint, the court granted an agreed motion to dismiss and the case was closed. Sprint had demanded that the Company indemnify Sprint $3,870,000 for a portion of the amounts Sprint paid to defend and settle the case. On April 27, 2021, Sprint gave notice that it intends to set-off amounts it owes the Company until Sprint’s indemnity demand is satisfied. The Company disputes Sprint’s indemnity demand and, on March 15, 2022, filed a complaint for breach of contract in the United States District Court for the District of Kansas. See Airspan Networks, Inc. v. Sprint/United Management Company, Case No. 2:22-cv-02104-JAR-ADM (D. Kan.). That complaint was subsequently voluntarily dismissed by the Company and the underlying breach of contract claim is now a counterclaim in the matter captioned Sprint Communications Company, L.P et al. vs. Casa Systems, Inc. et al., No. 22CV02327 Div.7 pending in the District Court of Johnson County Kansas. On January 3, 2023, the parties settled this matter. The Company had previously provided for a reserve for an estimated amount of exposure related to this matter in a prior year. The settlement resulted in an additional $0.6 million legal settlement which was recognized in general and administrative expenses in the consolidated statements of operations for the year ending December 31, 2022.

Except as set forth above, the Company is not currently subject to any other material legal proceedings. The Company may from time to time become a party to various other legal proceedings arising in the ordinary course of its business. While the results of such claims and litigation cannot be predicted with certainty, the Company currently believes that it is not a party to any litigation the final outcome of which is likely to have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.